Investment in Securities (Tables)	9 Months Ended
Dec. 31, 2023
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2023 and December 31, 2023 consists of the following:

	Millions of yen

	March 31, 2023	December 31, 2023

Equity securities *1	¥589,312	¥734,659
Trading debt securities	2,179	2,213
Available-for-sale debt securities	2,234,608	2,537,681
Held-to-maturity debt securities *2	114,759	0

Total	¥2,940,858	¥3,274,553

*1
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥149,565 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥189,086 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,059 million as of March 31, 2023 and December 31, 2023, respectively.

*2
During the nine months ended December 31, 2023
, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary
changed
its
holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2023 and December 31, 2023, and for the nine and three months ended December 31, 2022 and 2023.

	Millions of yen

	March 31, 2023			Nine months ended December 31, 2022		Three months ended December 31, 2022

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥67,820	¥(14,062)	¥1,742	¥(368)	¥1,182	¥0	¥286

	Millions of yen

	December 31, 2023			Nine months ended December 31, 2023		Three months ended December 31, 2023

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥74,739	¥(15,732)	¥2,111	¥(397)	¥1,136	¥(307)	¥180

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2023 and December 31, 2023 are as follows:
March 31, 2023

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥962,969	¥0	¥2,863	¥(164,537)	¥801,295
Japanese prefectural and foreign municipal bond securities	389,150	(144)	1,146	(20,906)	369,246
Corporate debt securities	851,525	0	6,270	(73,407)	784,388
CMBS and RMBS in the Americas	45,292	0	62	(2,181)	43,173
Other asset-backed securities and debt securities	239,922	0	5,735	(9,151)	236,506

	2,488,858	(144)	16,076	(270,182)	2,234,608

Held-to-maturity debt securities:
Japanese government bond securities and other	114,759	0	14,919	0	129,678

	¥2,603,617	¥(144)	¥30,995	¥(270,182)	¥2,364,286

December 31, 2023
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,212,410	¥0	¥12,631	¥(247,505)	¥977,536
Japanese prefectural and foreign municipal bond securities	404,936	(233)	2,477	(23,923)	383,257
Corporate debt securities	888,034	0	14,455	(84,176)	818,313
CMBS and RMBS in the Americas	76,136	0	533	(1,867)	74,802
Other asset-backed securities and debt securities	285,295	(361)	3,643	(4,804)	283,773

	¥2,866,811	¥(594)	¥33,739	¥(362,275)	¥2,537,681

Summary of rollforwards of allowance for credit losses
The following table presents rollforwards of the allowance for credit losses for the nine months ended December 31, 2022 and 2023, respectively:

	Millions of yen
	Nine months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(5)	(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	11	0	11

Ending	¥143	¥16	¥159

	Millions of yen
	Nine months ended December 31, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	9	(4)	5

Ending	¥233	¥361	¥594

The following table presents rollforwards of the allowance for credit losses for the three months ended December 31, 2022 and 2023, respectively:

	Millions of yen
	Three months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥156	¥16	¥172
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	0	(13)

Ending	¥143	¥16	¥159

	Millions of yen
	Three months ended December 31, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥246	¥222	¥468
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	153	153
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	(14)	(27)

Ending	¥233	¥361	¥594

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and December 31, 2023, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	194,280	(19,542)	292,001	(21,050)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,371,327	¥(259,069)	¥1,743,954	¥(270,326)

December 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥200,888	¥(12,656)	¥635,722	¥(234,849)	¥836,610	¥(247,505)
Japanese prefectural and foreign municipal bond securities	100,648	(606)	181,375	(23,550)	282,023	(24,156)
Corporate debt securities	79,191	(724)	465,953	(83,452)	545,144	(84,176)
CMBS and RMBS in the Americas	1,768	(46)	34,868	(1,821)	36,636	(1,867)
Other asset-backed securities and debt securities	27,460	(1,242)	126,578	(3,923)	154,038	(5,165)

	¥409,955	¥(15,274)	¥1,444,496	¥(347,595)	¥1,854,451	¥(362,869)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and December 31, 2023, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	190,805	(19,398)	288,526	(20,906)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,367,852	¥(258,925)	¥1,740,479	¥(270,182)

December 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥200,888	¥(12,656)	¥635,722	¥(234,849)	¥836,610	¥(247,505)
Japanese prefectural and foreign municipal bond securities	99,421	(526)	177,837	(23,397)	277,258	(23,923)
Corporate debt securities	79,191	(724)	465,953	(83,452)	545,144	(84,176)
CMBS and RMBS in the Americas	1,768	(46)	34,868	(1,821)	36,636	(1,867)
Other asset-backed securities and debt securities	27,460	(1,242)	124,719	(3,391)	152,179	(4,633)

	¥408,728	¥(15,194)	¥1,439,099	¥(346,910)	¥1,847,827	¥(362,104)